Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

February 26, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). The purpose of this filing is to update the disclosures regarding the Trust’s MetLife Small Cap Value Portfolio (formerly, Third Avenue Small Cap Value Portfolio), in connection with a recent change in subadvisers for the Portfolio.

The Registration Statement contains the Prospectus and the Trust’s Statement of Additional Information, to be dated May 1, 2015, for the MetLife Small Cap Value Portfolio.

This filing also contains appropriate exhibit(s). Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213, or to Arie Heijkoop at (202) 775-1227.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.